Capital stock	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital stock
21.	Capital stock

a)
As of December 31, 2021, the Company’s authorized capital was NT$9,700,000 thousand, consisting of 970,000 thousand ordinary shares, and the paid-in
capital was NT$7,272,401 thousand with a par value of NT$10 per share, consisting of 727,240 thousand ordinary shares. All proceeds from shares issued have been collected.

b)
As of December 31, 2021, the outstanding ADSs were approximately 4,586,252 units representing 91,725 thousand ordinary shares and each ADS represents 20 ordinary shares of the Company. The major terms and conditions of the ADSs are summarized as follows:

(a)	Voting rights:
ADS holders have no right to directly vote in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of ADS holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed by ADS holders.

(b)	Distribution of dividends:
ADS holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.

c)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2019	2020	2021
	in thousands	in thousands	in thousands
January 1	727,265	727,240	727,240
Restricted shares – cancelled	(25)	—	—

December 31	727,240	727,240	727,240

d)	Treasury stock
On March 7, 2019 and August 6, 2019, the Company’s Board of Directors approved the cancellation of treasury stock 25,570 thousand shares amounted to NT$962,503 thousand. As of December 31, 2019, all of the Company’s treasury stocks were cancelled.